Auditor Remuneration (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Auditor Remuneration [Abstract]
Schedule of Auditor Remuneration
	2026 A$	2025 A$
Audit services
Auditors of Resolution Minerals Ltd – Grant Thornton Audit Pty Ltd
Audit and review of Financial Reports[1]	546,703	73,230

Audit services remuneration	546,703	73,230
Other services
Auditors of Resolution Minerals Ltd – Grant Thornton
Taxation compliance	9,660	6,180

Total other services remuneration	9,660	6,180
Total remuneration received by Grant Thornton	556,363	79,410

[1]	Total audit fees include $272,217 in additional fees for the year associated with the re-audits of prior period in conjunction with the proposed Nasdaq listing application

	2025 $	2024 $
Audit services
Auditors of Resolution Minerals Ltd – Grant Thornton
Audit and review of Financial Reports	73,230	54,605
Audit services remuneration	73,230	54,605

Other services
Auditors of Resolution Minerals Ltd – Grant Thornton
Taxation compliance	6,180	7,725
Total other services remuneration	6,180	7,725
Total remuneration received by Grant Thornton	79,410	62,330